Summary of Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	16,752,915	5,081,023
Unvested restricted stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	132,077	75,450
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	2,472,234	2,410,134